Acquisitions, Contingent Consideration Liabilities (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingent Consideration, Liability [Rollforward]
Contingent consideration, liability, beginning balance	$ 1,066	$ 0
Fair value adjustments to contingent consideration	(406)	0	$ 0
Contingent consideration, liability, ending balance	$ 660	1,066	$ 0
Second Phase [Member]
Contingent Consideration, Liability [Rollforward]
Contingent Consideration attributable to the Second Phase acquisition		$ 1,066